Note 5 - Stockholders' Equity - Valuation Assumptions for Stock Warrants (FY) (Details)	Dec. 31, 2020	Jun. 03, 2020	Dec. 31, 2019
Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input	0.0345	1.65	0.006
Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input	0.204
Measurement Input, Exercise Price [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input		2.03	0.0364
Measurement Input, Exercise Price [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input		2.62	0.204
Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	0.0004	5
Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input			0.0104
Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			0.016
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.6929	98.2
Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input			0.8459
Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			0.9824
Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0	0.38
Measurement Input, Discount Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input			0.0158
Measurement Input, Discount Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input			0.0159